FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 30, 2022	Jun. 19, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities:
Derivative liability		$ 2,741,058	$ 5,379,878	$ 0
Warrant liability	$ 1,605,020		1,871,687
Recurring
Assets:
Short-term investments	32,687		33,248	32,963
Total assets measured at fair value	32,687		33,248	32,963
Liabilities:
Derivative liability			5,379,878
Warrant liability	1,605,020		1,871,687
Total liabilities measured at fair value	1,605,020		7,251,565
Recurring | Level 1
Assets:
Short-term investments	32,687		33,248	32,963
Total assets measured at fair value	32,687		33,248	$ 32,963
Recurring | Level 3
Liabilities:
Derivative liability			5,379,878
Warrant liability	1,605,020		1,871,687
Total liabilities measured at fair value	$ 1,605,020		$ 7,251,565